Payables and Other Current Liabilities - Current Debt Spectrum Acquisition (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade And Other Payables [Line Items]
Current portion of non-current borrowings	€ 248	€ 569
Telefónica Germany
Trade And Other Payables [Line Items]
Current portion of non-current borrowings	107	107
Colombia Telecomunicaciones, S.A., ESP
Trade And Other Payables [Line Items]
Current portion of non-current borrowings	17	5
Telefónica Brazil
Trade And Other Payables [Line Items]
Current portion of non-current borrowings	117	434
Telefónica Spain
Trade And Other Payables [Line Items]
Current portion of non-current borrowings	7	7
Other Subsidiaries
Trade And Other Payables [Line Items]
Current portion of non-current borrowings	€ 0	€ 16